Warrants (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants Outstanding, Beginning	78,086,749	38,302,686	50,563,538
Warrants Issued	2,000,000	74,633,960	3,310,000
Warrants Exercised	(2,291,912)	(7,571,733)	0
Warrants Converted	0	(23,701,427)
Warrants Expired	0	(3,576,737)	(15,570,852)
Warrants Outstanding, Ending	77,794,837	78,086,749	38,302,686
Class F Warrants [Member]
Warrants Outstanding, Beginning	300,000	300,000	300,000
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted	0	0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	300,000	300,000	300,000
Class G Warrants [Member]
Warrants Outstanding, Beginning	1,503,409	1,503,409	1,503,409
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted	0	0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,503,409	1,503,409	1,503,409
Class H Warrants [Member]
Warrants Outstanding, Beginning	1,988,095	1,988,095	1,988,095
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted	0	0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,988,095	1,988,095	1,988,095
Class I Warrants [Member]
Warrants Outstanding, Beginning	1,043,646	1,043,646	1,043,646
Warrants Issued	0	0	0
Warrants Exercised	0	0	0
Warrants Converted	0	0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,043,646	1,043,646	1,043,646
Class K Warrants [Member]
Warrants Outstanding, Beginning	5,200,000	3,310,000	0
Warrants Issued	2,000,000	1,890,000	3,310,000
Warrants Exercised	0	0	0
Warrants Converted	0	0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	7,200,000	5,200,000	3,310,000
Class L Warrants [Member]
Warrants Outstanding, Beginning	65,945,005	0	0
Warrants Issued	0	66,788,338	0
Warrants Exercised	(1,746,666)	(843,333)	0
Warrants Converted	0	0
Warrants Expired	0	0	0
Warrants Outstanding, Ending	64,198,339	65,945,005	0
Series A Warrants [Member]
Warrants Outstanding, Beginning	2,106,594	25,951,421	25,951,421
Warrants Issued	0	0	0
Warrants Exercised	(545,246)	(143,400)	0
Warrants Converted	0	(23,701,427)
Warrants Expired	0	0	0
Warrants Outstanding, Ending	1,561,348	2,106,594	25,951,421
Class E Warrants [Member]
Warrants Outstanding, Beginning	0	3,576,737	3,576,737
Warrants Issued		0	0
Warrants Exercised		0	0
Warrants Converted		0
Warrants Expired		(3,576,737)	0
Warrants Outstanding, Ending		0	3,576,737
Class J Warrants [Member]
Warrants Outstanding, Beginning	0	629,378	629,378
Warrants Issued		4,012,289	0
Warrants Exercised		(4,641,667)	0
Warrants Converted		0
Warrants Expired		0	0
Warrants Outstanding, Ending		0	629,378
Class M Warrants [Member]
Warrants Outstanding, Beginning	0	0	0
Warrants Issued		1,943,333	0
Warrants Exercised		(1,943,333)	0
Warrants Converted		0
Warrants Expired		0	0
Warrants Outstanding, Ending		0	0
Series B Warrants [Member]
Warrants Outstanding, Beginning	0	0	15,570,852
Warrants Issued		0	0
Warrants Exercised		0	0
Warrants Converted		0
Warrants Expired		0	(15,570,852)
Warrants Outstanding, Ending		0	0